Shareholders' (Deficit) Equity (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
CIK 0001853314 Gesher I Acquisition Corp
Schedule of key inputs into public warrants

October 14,
2021
Exercise price	$11.50
Stock price	$9.26
Volatility	30.0%
Term	5.00
Risk-free rate	0.93%
Dividend yield	0.0%

October 14,
2021
Exercise price	$11.50
Stock price	$9.26
Volatility	30.0%
Term	5.00
Risk-free rate	0.93%
Dividend yield	0.0%